PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Sep. 21, 2020 USD ($) ft²	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 29, 2020 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense			$ 5,956	$ 15,316	$ 11,404	$ 103,014	$ 105,738	$ 185,132
Operating lease asset			5,150,718		5,150,718		5,633,663
Operating lease liability			$ 5,326,869		$ 5,326,869		5,754,633
Operating lease costs							$ 287,103
Remaining lease term			75 months 15 days		75 months 15 days		84 months 15 days
Lease discount rate			7.00%		7.00%		7.00%
Selling, General, and Administrative Expense
Property Plant And Equipment [Line Items]
Operating lease costs			$ 258,392	$ 28,710	$ 775,177
12300 Grant LLC (Landlord)
Property Plant And Equipment [Line Items]
Number of rentable square feet of building | ft²		100,000
Lease term		88 months
Lease commencement date		Sep. 21, 2020
Rent per month	$ 80,000	$ 50,000
Percentage of rent increase in annual rate		3.00%
Lease terms description					The Lease term is for 88 months and commenced on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027		The lease is classified as an operating lease and accounted for accordingly. The Lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent shall adjust to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.
Buildings | Mortgage Holder
Property Plant And Equipment [Line Items]
Price of building									$ 7,193,000